Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

	December 31, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	40,142,347	40,376,452	25,258,297	26,362,590